Shareholder Report, Holdings (Details) - C000244815 [Member]	Jul. 31, 2024
International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
American Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Truist Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%